Corporate Information	6 Months Ended
Jun. 30, 2022
Disclosure of Corporate Information [Abstract]
CORPORATE INFORMATION

1. CORPORATE INFORMATION

International General Insurance Holdings Ltd. (“the Company”) is an exempted limited liability company registered and incorporated in Bermuda under the Companies Act of 1981 on 28 October 2019. The principal activities of the Company are to invest in companies engaged in the business of insurance and reinsurance. The Company’s registered office is at Clarendon House, 2 Church Street, Hamilton, HM11, Bermuda.

On 17 March 2020, the definitive business agreement between International General Insurance Holdings Limited - Dubai (“IGI”) and Tiberius Acquisition Corp. (NASDAQ: TIBR) (“Tiberius”), a publicly traded special purpose acquisition company, and certain related parties, was effective. As a result of the completion of the Business Combination, the Company became a new public company listed on the Nasdaq Capital Market under the symbol “IGIC” and owned by the former stockholders of Tiberius and the former shareholders of IGI and each of IGI and Tiberius became the Company’s subsidiaries.

The transaction was accounted for as a continuation of IGI. Under this method of accounting, while the Company was the legal acquirer of both IGI and Tiberius, IGI had been identified as the accounting acquirer of Tiberius for accounting purposes. This determination was primarily based on IGI comprising the ongoing operations of the combined company, IGI’s senior management comprising the senior management of the combined company, and the former owners and management of IGI having control of the board of directors of the Company following the consummation of the transaction by virtue of being able to appoint a majority of the directors of the combined company.

As Tiberius did not meet the definition of a business as defined in IFRS 3 - Business Combinations (“IFRS 3”), the purchase of the shares of the former owners of Tiberius was not within the scope of IFRS 3 and was accounted for as a share-based payment transaction in accordance with IFRS 2 - Share-based payments (“IFRS 2”). Hence, the transaction was accounted for as the continuance of IGI with recognition of the identifiable assets acquired and the liabilities assumed of Tiberius at fair value. Operations prior to the transaction were those of IGI from an accounting point of view.

The Company and its subsidiaries (together “the Group”) operate in the Bermuda, United Kingdom, Jordan, Morocco, Malaysia, Malta, United Arab Emirates and the Cayman Islands.

The interim condensed consolidated financial statements were authorized for issue in accordance with a resolution of the Board of Directors on XXXX August 2022.